Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.5%	Shares	Value
Aerospace & defense - 2.7%
Aerojet Rocketdyne Holdings, Inc.*	337,624	$17,569,953
BWX Technologies, Inc.	336,036	18,119,061
Hexcel Corp.	325,765	14,222,900
Huntington Ingalls Industries, Inc.	78,851	12,405,628
L3Harris Technologies, Inc.	85,367	14,641,294
Textron, Inc.	302,623	13,696,717
Airlines - 1.7%
Alaska Air Group, Inc.	383,072	18,705,406
JetBlue Airways Corp.*	1,566,288	22,460,570
Southwest Airlines Co.	351,434	15,442,010
Auto components - 1.4%
Aptiv PLC	93,892	12,543,971
Lear Corp.	235,692	35,532,926
Automobiles - 0.8%
Thor Industries, Inc.	215,945	26,131,504
Banks - 2.9%
Citizens Financial Group, Inc.	945,363	34,449,028
SVB Financial Group*	97,767	42,800,437
Synovus Financial Corp.	591,025	21,986,130
Beverages - 0.3%
The Boston Beer Co., Inc., Class A*	11,931	10,939,415
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc.*	277,858	23,001,085
Emergent BioSolutions, Inc.*	121,322	12,963,256
Exelixis, Inc.*	776,869	17,254,260
Neurocrine Biosciences, Inc.*	180,849	19,848,178
Building products - 1.3%
Carrier Global Corp.	453,239	17,449,702
Owens Corning	325,367	25,248,479
Capital markets - 2.1%
Evercore, Inc., Class A	435,933	47,560,290
MarketAxess Holdings, Inc.	16,471	8,906,858
Moody's Corp.	24,817	6,607,775
MSCI, Inc.	20,137	7,960,156
Chemicals - 2.0%
Albemarle Corp.	93,306	15,177,154
CF Industries Holdings, Inc.	313,211	12,960,671
Huntsman Corp.	1,051,432	27,778,833
The Scotts Miracle-Gro Co.	30,467	6,745,699
Westlake Chemical Corp.	72,895	5,573,552
Commercial services & supplies - 0.5%
Copart, Inc.*	71,841	7,884,550
IAA, Inc.*	155,150	8,865,271
Communications equipment - 1.3%
Arista Networks, Inc.*	47,377	14,571,270
Lumentum Holdings, Inc.*	303,670	28,484,246
Construction materials - 2.2%
Eagle Materials, Inc.	281,380	30,960,241
Martin Marietta Materials, Inc.	78,267	22,494,719
Vulcan Materials Co.	141,603	21,118,671
Consumer finance - 2.2%
Ally Financial, Inc.	1,407,295	53,252,043
Discover Financial Services	279,454	23,345,587
Diversified financial services - 0.5%
Voya Financial, Inc.	308,948	17,134,256
Electric utilities - 1.0%
Evergy, Inc.	615,730	33,083,173
Electrical equipment - 1.1%
Eaton Corp. PLC	67,221	7,911,912
Generac Holdings, Inc.*	115,773	28,528,783
Electronic equipment, instruments & components - 1.3%
Keysight Technologies, Inc.*	136,992	19,396,697
Zebra Technologies Corp., Class A*	66,722	25,876,793
Energy equipment & services - 1.2%
Baker Hughes Co.	1,972,873	39,635,019
Entertainment - 4.7%
Live Nation Entertainment, Inc.*	178,786	11,880,330
Roku, Inc.*	228,804	89,011,620
Spotify Technology S.A.*	48,452	15,262,380
Take-Two Interactive Software, Inc.*	42,567	8,532,555
Zynga, Inc., Class A*	3,673,749	36,406,853
Equity real estate investment trusts (REITs) - 5.3%
Agree Realty Corp.	262,206	16,571,419
Americold Realty Trust	844,221	29,471,755
Healthcare Realty Trust, Inc.	559,593	16,793,386
Host Hotels & Resorts, Inc.	1,822,061	24,688,927
Mid-America Apartment Communities, Inc.	332,487	44,137,649
Prologis, Inc.	132,082	13,630,863
STAG Industrial, Inc.	1,225,199	36,510,930
Food & staples retailing - 0.7%
Casey's General Stores, Inc.	123,074	23,073,913
Food products - 2.0%
Darling Ingredients, Inc.*	536,396	33,261,916
Lamb Weston Holdings, Inc.	178,451	13,330,290
The Hain Celestial Group, Inc.*	270,215	11,236,891
Tyson Foods, Inc., Class A	160,466	10,319,568
Health care equipment & supplies - 4.4%
ABIOMED, Inc.*	61,610	21,455,682
Align Technology, Inc.*	17,791	9,347,035
DexCom, Inc.*	38,770	14,532,934
Edwards Lifesciences Corp.*	194,343	16,048,845
IDEXX Laboratories, Inc.*	14,950	7,156,266
Insulet Corp.*	86,126	23,011,145
Masimo Corp.*	49,205	12,592,544
Novocure Ltd.*	77,894	12,537,818
NuVasive, Inc.*	382,889	20,576,455
Teleflex, Inc.	36,028	13,605,254
Health care providers & services - 0.9%
AmerisourceBergen Corp.	96,817	10,088,332
Henry Schein, Inc.*	198,605	13,078,139
Universal Health Services, Inc., Class B	71,415	8,904,022
Health care technology - 0.7%
Omnicell, Inc.*	62,920	7,411,976
Veeva Systems, Inc., Class A*	58,652	16,213,759
Hotels, restaurants & leisure - 3.3%
Carnival Corp.	1,181,063	22,050,446
Chipotle Mexican Grill, Inc.*	7,976	11,804,480
Darden Restaurants, Inc.	158,350	18,509,532
Royal Caribbean Cruises Ltd.	450,336	29,271,840
Texas Roadhouse, Inc.	256,191	19,524,316
Vail Resorts, Inc.	47,804	12,713,952
Household durables - 1.4%
D.R. Horton, Inc.	356,713	27,395,558
Garmin Ltd.	133,425	15,325,196
PulteGroup, Inc.	82,196	3,575,526
Industrial conglomerates - 0.2%
Carlisle Cos, Inc.	44,509	6,450,689
Insurance - 3.9%
Arch Capital Group Ltd.*	774,754	24,335,023
Brown & Brown, Inc.	281,289	12,120,743
Everest Re Group Ltd.	119,998	25,329,178
Lincoln National Corp.	805,398	36,637,555
Marsh & McLennan Cos, Inc.	54,263	5,964,046
The Hartford Financial Services Group, Inc.	350,703	16,840,758
White Mountains Insurance Group Ltd.	10,377	10,584,540
Interactive media & services - 1.1%
Match Group, Inc.*	120,780	16,892,291
Zillow Group, Inc., Class A*	142,606	19,782,304
Internet & direct marketing retail - 3.3%
Booking Holdings, Inc.*	6,578	12,789,803
Chewy, Inc., Class A*	287,689	29,292,494
eBay, Inc.	343,266	19,397,962
Etsy, Inc.*	90,256	17,969,067
Expedia Group, Inc.	136,353	16,921,407
Stitch Fix, Inc., Class A*	184,757	17,633,208
IT services - 1.9%
Black Knight, Inc.*	42,309	3,456,222
Booz Allen Hamilton Holding Corp.	176,963	15,071,939
DXC Technology Co.	778,947	21,966,305
Euronet Worldwide, Inc.*	71,931	8,988,498
Twilio, Inc., Class A*	45,816	16,467,645
Leisure products - 1.8%
Brunswick Corp.	344,287	29,767,054
Peloton Interactive, Inc., Class A*	84,764	12,386,563
Polaris, Inc.	87,885	10,253,543
YETI Holdings, Inc.*	117,499	7,733,784
Machinery - 3.3%
AGCO Corp.	326,102	36,164,712
Allison Transmission Holdings, Inc.	140,575	5,721,403
Chart Industries, Inc.*	150,470	18,072,952
Pentair PLC	363,229	19,781,451
The Timken Co.	208,361	15,764,593
Xylem, Inc.	182,273	17,605,749
Metals & mining - 1.8%
Freeport-McMoRan, Inc.*	993,035	26,722,572
Hecla Mining Co.	2,725,368	15,507,344
Kirkland Lake Gold Ltd.	528,465	20,303,625
Mortgage real estate investment trusts (REITs) - 0.6%
AGNC Investment Corp.	1,223,842	19,091,935
Multiline retail - 0.9%
Dollar General Corp.	112,508	21,895,182
Ollie's Bargain Outlet Holdings, Inc.*	78,413	7,428,063
Multi-utilities - 1.9%
CenterPoint Energy, Inc.	1,119,083	23,601,461
CMS Energy Corp.	228,989	13,024,894
WEC Energy Group, Inc.	310,501	27,603,539
Oil, gas & consumable fuels - 1.7%
EOG Resources, Inc.	492,724	25,109,215
Marathon Petroleum Corp.	737,772	31,842,240
Pharmaceuticals - 1.8%
Horizon Therapeutics PLC*	827,115	59,949,295
Professional services - 1.7%
CoStar Group, Inc.*	19,191	17,266,335
FTI Consulting, Inc.*	99,280	10,917,822
Robert Half International, Inc.	337,488	22,780,440
Verisk Analytics, Inc.	29,575	5,427,012
Real estate management & development - 0.9%
eXp World Holdings, Inc.*	296,711	31,626,425
Road & rail - 1.7%
AMERCO	41,028	18,972,989
Kansas City Southern	111,393	22,576,019
Knight-Swift Transportation Holdings, Inc.	438,318	17,532,720
Semiconductors & semiconductor equipment - 6.9%
Advanced Micro Devices, Inc.*	172,585	14,780,179
Analog Devices, Inc.	46,676	6,876,775
Enphase Energy, Inc.*	86,418	15,758,322
KLA Corp.	95,014	26,610,571
Lam Research Corp.	16,855	8,156,977
Marvell Technology Group Ltd.	462,376	23,793,869
Monolithic Power Systems, Inc.	59,261	21,054,841
NXP Semiconductors N.V.	44,525	7,144,927
ON Semiconductor Corp.*	462,972	15,967,904
Skyworks Solutions, Inc.	232,098	39,282,587
SolarEdge Technologies, Inc.*	53,768	15,502,927
Teradyne, Inc.	103,994	11,801,239
Universal Display Corp.	62,839	14,504,498
Xilinx, Inc.	90,508	11,817,630
Software - 6.6%
C3.ai, Inc., Class A*(a)	97,726	13,642,550
Cadence Design Systems, Inc.*	52,616	6,860,600
Crowdstrike Holdings, Inc., Class A*	377,482	81,460,616
DocuSign, Inc.*	75,289	17,534,055
Nuance Communications, Inc.*	306,892	13,975,862
Paycom Software, Inc.*	40,141	15,243,143
Proofpoint, Inc.*	93,684	12,092,731
ServiceNow, Inc.*	17,537	9,525,397
Splunk, Inc.*	60,776	10,029,863
The Trade Desk, Inc., Class A*	5,047	3,865,951
Workday, Inc., Class A*	79,100	17,997,623
Zscaler, Inc.*	105,749	21,118,075
Specialty retail - 3.5%
American Eagle Outfitters, Inc.(a)	1,043,161	23,669,323
Best Buy Co., Inc.	170,140	18,514,635
Burlington Stores, Inc.*	28,100	6,994,090
Floor & Decor Holdings, Inc., Class A*	380,617	35,043,407
O'Reilly Automotive, Inc.*	20,699	8,806,804
Tractor Supply Co.	75,750	10,736,805
Ulta Beauty, Inc.*	60,686	16,977,515
Technology hardware, storage & peripherals - 0.8%
Pure Storage, Inc., Class A*	1,113,186	25,747,992
Trading companies & distributors - 1.2%
United Rentals, Inc.*	87,855	21,349,643
W.W. Grainger, Inc.	58,571	21,342,687
Total common stocks (cost $2,383,954,090)		3,382,983,647

MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 0.04%#	7,109,800	7,109,800
Total money market funds (cost $7,109,800)		7,109,800
Total investment portfolio (cost $2,391,063,890) - 99.7%		3,390,093,447
Other assets in excess of liabilities - 0.3%		9,143,610
Total net assets - 100.0%		$3,399,237,057

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $6,591,835 or 0.2% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.